Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

Note 20. Subsequent Events

Termination of WHR Management Company Service Agreement

For additional information, see Note 13.

2015 Repurchases of MRD Common Stock and MEMP Common Units

For additional information, see Note 9.